As filed with the Securities and Exchange Commission on March 13, 2020

File Nos. 333-204408 and 811-23059

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No. ____	[ ]

Post-Effective Amendment No. 14	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 16	[ ]

(Check appropriate box or boxes)

CLOUGH FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

1290 Broadway, Suite 1000, Denver, Colorado 80203

(Address of Principal Executive Offices)

303.623.2577

(Registrant’s Telephone Number, including Area Code)

Sareena Khwaja-Dixon

c/o ALPS Fund Services, Inc.

1290 Broadway, Suite 1000

Denver, Colorado 80203

(Name and Address of Agent for Service)

Copy to:

Derek Steingarten	Miriam S. Gross
K&L Gates LLP	General Counsel
599 Lexington Avenue	Clough Capital Partners L.P.
New York, NY 10022	53 State Street
27th Floor
Boston, MA 02110

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

x	immediately upon filing pursuant to paragraph (b)
on (date), pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a) (1)
on (date), pursuant to paragraph (a) (1)
75 days after filing pursuant to paragraph (a) (2)
on (date), pursuant to paragraph (a) (2)

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 14 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Denver, and State of Colorado, on March 13, 2020.

CLOUGH FUNDS TRUST
(Registrant)

By:	/s/ Bradley J. Swenson
Bradley J. Swenson
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Edmund J. Burke	Trustee	March 13, 2020
Edmund J. Burke*

/s/ Kevin McNally	Trustee	March 13, 2020
Kevin McNally*

/s/ Jeremy W. Deems	Trustee	March 13, 2020
Jeremy W. Deems*

/s/ James M. Maxwell	Trustee	March 13, 2020
James M. Maxwell*

/s/ Clifford J. Weber	Trustee and Chairman	March 13, 2020
Clifford J. Weber*

/s/ Bradley J. Swenson	President	March 13, 2020
Bradley J. Swenson

/s/ Jill Kerschen	Treasurer	March 13, 2020
Jill Kerschen

*	Signature affixed by Sareena Khwaja-Dixon pursuant to a power of attorney dated February 21, 2018, filed on February 28, 2018.

EXHIBIT INDEX

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase